Income (Loss) Per Share Attributable to Equity Holders of the Company	6 Months Ended
Sep. 30, 2024
Income (Loss) Per Share Attributable to Equity Holders of the Company [Abstract]
INCOME (LOSS) PER SHARE ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY
22.	INCOME (LOSS) PER SHARE ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY

The basic loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares of the Company in issue during the period.

The diluted loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of shares held under the share purchase warrants (2024: Nil). For the period ended September 30, 2024, the Company had 25,100,000 share purchase warrants outstanding, which could potentially dilute basic loss per share in the future, but were excluded from the computation of diluted income (loss) per share in the period presented, as their effects would have been anti-dilutive.

The Company had no potentially dilutive ordinary shares in issue during the period.

	For the six months ended September 30
	2024	2023
	(Unaudited)	(Unaudited)
Basic Income (Loss) Per Share Numerator
Income/ (loss) for the period attributable to owners of the Company	$6,120,248	$(3,856,955)

Diluted Income (Loss) Per Share Numerator
Income/ (loss) for the period attributable to owners of the Company	$6,120,248	$(3,856,955)

Basic Income (Loss) Per Share Denominator
Original shares:	37,248,371	31,048,371
Additions from actual events:
- Issuance of common stock, weighted	797,390	1,804,121
Basic weighted average shares outstanding	38,045,761	32,852,492

Diluted Income (Loss) Per Share Denominator
Diluted Weighted Average Shares Outstanding:	38,045,761	32,852,492

Income (Loss) Per Share
- Basic and diluted	$0.16	$(0.12)
Weighted Average Shares Outstanding
- Basic and diluted	38,045,761	32,852,492